Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue
OPERATING EXPENSES
Administration expenses	4,598,574	220,759	$ 57,027,850	$ 1,253,797
Occupancy expenses - related party	14,789	8,317	26,560	34,150
Research and development	60,201	61,714	223,721	248,102
TOTAL OPERATING EXPENSES	4,673,564	290,790	57,278,131	1,536,049
LOSS FROM OPERATIONS	(4,673,564)	(290,790)	(57,278,131)	(1,536,049)
OTHER INCOME (EXPENSE)
Interest expense	(305,649)	(86,230)	(563,757)	(665,841)
Interest income	19	1	9	60
Derivative expense		(27,182)	(333,596)	(141,012)
Change in fair value of derivative liabilities	(19,706)	52,787	212,450	316,537
Gain (loss) on extinguishment of debt, net	195,861	(11,319)	(871,032)	54,565
Foreign currency transaction gain (loss)	(34,699)	8,423	(89,243)	22,080
TOTAL OTHER INCOME (EXPENSE), NET	(164,174)	(63,520)	(1,645,169)	(413,611)
LOSS BEFORE TAXES	(4,837,738)	(354,310)	(58,923,300)	(1,949,660)
Tax benefit				129,132
NET LOSS	$ (4,837,738)	$ (354,310)	(58,923,300)	(1,820,528)
Deemed Dividend				(192,960)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS			$ (58,923,300)	$ (2,013,488)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.39)	$ (35.97)	$ (14.85)	$ (1,420.53)
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.39)	$ (35.97)	$ (14.85)	$ (1,420.53)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	12,331,526	9,849	3,968,176	1,417
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	12,331,526	9,849	3,968,176	1,417
NET LOSS	$ (4,837,738)	$ (354,310)	$ (58,923,300)	$ (1,820,528)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	17,044	(98,943)	49,336	(25,295)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	17,044	(98,943)	49,336	(25,295)
TOTAL COMPREHENSIVE LOSS	$ (4,820,694)	$ (453,253)	$ (58,873,964)	$ (2,038,783)